Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 16, 2013
1. Under the section entitled “Fund Management,” please delete the first two sentences in their entirety and replace with the following:
“The Fund's Investment Advisers are Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the “Co-Advisers”).”
2. Under the section entitled “Fund Management,” please add the following as the last sentence:
“Michael T. Dieschbourg, Managing Director, Alternatives/Managed Risk Group, has been a portfolio manager of the Fund since August, 2014.”
August 20, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452311 (8/14)
Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 16, 2013
1. Under the section entitled “Fund Summary Information,” please delete the first two sentences of the “Fund Management” subsection in their entirety and replace with the following:
“The Fund's Investment Advisers are Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (“FIMCO”) and Federated Equity Management Company of Pennsylvania (“FEMCOPA”) (collectively, the “Co-Advisers”).”
2. Under the section entitled “Fund Summary Information,” please add the following as the last sentence of the “Fund Management” subsection:
“Michael T. Dieschbourg, Managing Director, Alternatives/Managed Risk Group, has been a portfolio manager of the Fund since August, 2014.”
3. Under the section entitled “Who Manages the Fund?,” please delete the first seven paragraphs and replace with the following:
“The Board governs the Fund. The Board selects and oversees the Co-Advisers. The Co-Advisers manage the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Co-Advisers. The fee for the FASC services is paid by the Co-Advisers and not by the Fund.
The address of Fed Global is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of each of FASC, FIMCO and FEMCOPA is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Co-Advisers collectively provide investment research and supervision of the investments of the Fund and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of the Fund's assets. The responsibilities of each Co-Adviser will be based on the expertise and experience of the Fund portfolio manager(s) employed by the Co-Adviser, who may share responsibilities for certain aspects of the Fund's investment program.
The Co-Advisers and other subsidiaries of Federated advise approximately 135 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $376.1 billion in assets as of December 31, 2013. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 6,000 investment professionals and institutions.
Fed Global advises approximately 18 equity mutual funds (including sub-advised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $10.7 billion in assets as of December 31, 2013.
FIMCO advises approximately 106 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $254.4 billion in assets as of December 31, 2013.
FEMCOPA advises approximately advises approximately 17 equity mutual funds (including sub-advised funds) which totaled approximately $19.6 billion in assets as of December 31, 2013.”

4. Under the section entitled “Who Manages the Fund?,” please add the following at the end of the “Portfolio Management Information” subsection:
“Michael T. Dieschbourg
Michael T. Dieschbourg, Managing Director, Alternatives/Managed Risk Group, has been the Fund's portfolio manager since August, 2014. Mr. Dieschbourg joined Federated in January 2014 as a Managing Director and Senior Vice President of the Fund's Co-Adviser. Prior to joining Federated, Mr. Dieschbourg was employed with Broadmark Asset Management, Inc., serving as Senior Managing Director, from 2010 to 2013. Previously, he worked for two Legg Mason affiliates from 2005 to 2010: serving as Chief Executive Officer and Global and International Equity Manager with Global Currents Investment Management, LLC, and serving as Managing Director with Brandywine Global Asset Management. Mr. Dieschbourg has received the Certified Investment Management Analyst® certification, and earned a B.B.A. from Loyola University.”
5. Under the section entitled “Who Manages the Fund?,” please delete the subsection entitled “Advisory Fees” and replace with the following:
“ADVISORY FEES
The Fund's investment co-advisory contract provides for payment of an aggregate annual investment advisory fee of 0.75% of the Fund's average daily net assets for all services provided by the Co-Advisers. The Co-Advisers may voluntarily waive a portion of the fee or reimburse the Fund for certain operating expenses. The Co-Advisers and their affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment co-advisory contract is available in the Fund's shareholder reports as they become available.”
August 20, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452312 (8/14)
Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO Statement of additional information DATED DECEMBER 16, 2013
1. Under the section entitled “How is the Fund Organized,” please delete the second paragraph in its entirety and replace it with the following:
“The Board of Trustees (“Board”) has established two classes of shares of the Fund, known as Class A Shares and Institutional Shares (“Shares”). This SAI relates to all classes of Shares. The Fund's investment co-advisers are Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”). Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, the Co-Advisers have each become registered as a “commodity pool operator” with respect to its operation of the Fund.”
2. Under the section entitled “Who Manages and Provides Services to the Fund?,” in the “Investment Adviser” subsection, please delete the heading and the following three sentences in their entirety and replace it with the following:
“INVESTMENT CO-ADVISERS
The Co-Advisers conduct investment research and makes investment decisions for the Fund.
Each of the Co-Advisers is a wholly owned subsidiary of Federated.
No Co-Adviser shall be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust. No Co-Adviser shall be liable for the independent acts or omissions of another Co-Adviser.”
3. Under the section entitled “Who Manages and Provides Services to the Fund?,” “Portfolio Manager Information” please delete last sentence of the first paragraph and the second paragraph and replace with the following:
“The Co-Advisers have adopted policies and procedures and have structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund's Portfolio Manager is provided as of August 8, 2014.”
4. Under the section entitled “Who Manages and Provides Services to the Fund?,” please add the following as the last section of the “Portfolio Manager Information” subsection:”
Michael T. Dieschbourg, Portfolio Manager
Types of Accounts Managed by Michael Dieschbourg	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$792.5 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Michael Dieschbourg is paid a fixed-base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). There are three weighted performance categories in the Balanced Scorecard. Growth in Sales is the predominant factor. Of lesser importance are: Investment Product Performance (IPP) and a discretionary component. The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is determined by analyzing performance in respect of the following factors:(a); rolling one, three and five calendar year pre-tax gross total returns (b); risk-adjusted total return for one, three and five-calendar year periods; and (c); a one, three and five year downside risk measurement. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Dieschbourg is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks or peer groups. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one IPP group. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP group. The combined weighting assigned to the Fund and other similar funds is the same as the weighting assigned to other accounts or funds in the IPP group. Mr. Dieschbourg also has oversight responsibility for other portfolios he does not personally manage. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Dieschbourg was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.”
5. Under the section entitled “Addresses,” please delete the “Investment Adviser” and “Sub-Adviser” subsections and replace with the following:
“Investment Co-Advisers
Federated Global Investment Management Corp.
450 Lexington Avenue, Suite 3700
New York, NY 10017-3943
Federated Investment Management Company
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779”
August 20, 2014

Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452309 (8/14)